Benefit Plans, Valuation, Stock-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 847	$ 447	$ 274
Stock Options [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Award vesting period	5 years
Unrecognized stock-based compensation expense related to non-vested stock options	600
Unrecognized compensation expense, period of recognition	3 years 10 months 24 days
Weighted average fair value of stock options granted (in dollars per share)	$ 1.08	$ 0.76	$ 0.98
Weighted Average Price [Abstract]
Shares issued (in shares)	281,500
Restricted Common Shares [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	170	170	28
Unrecognized stock-based compensation expense	151	333	515
Unrecognized compensation expense, period of recognition	1 year	2 years	3 years
Shares [Abstract]
Balance, December 31, 2012 (in shares)	106,000
New awards granted (in shares)	0
Awards became vested (in shares)	0
Balance, December 31, 2013 (in shares)	106,000	106,000
Weighted Average Price [Abstract]
Balance, December 31, 2012 (in dollars per share)	$ 5.14
New awards granted (in dollars per share)	$ 0
Awards became vested (in dollars per share)	$ 0
Balance, December 31, 2013 (in dollars per share)	$ 5.14	$ 5.14
Shares issued (in shares)			99,000
Shares vested after term (in hundredths)			100.00%
Awards granted, fair value			$ 5.14
Restricted Shares Units [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	230	23
Award vesting period	3 years
Unrecognized stock-based compensation expense	710
Unrecognized compensation expense, period of recognition	30 months
Shares [Abstract]
Balance, December 31, 2012 (in shares)	82,500
New awards granted (in shares)	51,250
Awards became vested (in shares)	0
Balance, December 31, 2013 (in shares)	133,750	82,500
Weighted Average Price [Abstract]
Balance, December 31, 2012 (in dollars per share)	$ 5.17
New awards granted (in dollars per share)	$ 7.05
Awards became vested (in dollars per share)	$ 0
Balance, December 31, 2013 (in dollars per share)	$ 5.89	$ 5.17
Shares vested after term (in hundredths)	100.00%
Liability related to awards	253	23
Performance Share Units [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	239	19
Award vesting period	3 years
Unrecognized stock-based compensation expense	910
Unrecognized compensation expense, period of recognition	30 months
Shares [Abstract]
Balance, December 31, 2012 (in shares)	65,000
New awards granted (in shares)	81,500
Awards became vested (in shares)	0
Balance, December 31, 2013 (in shares)	146,500	65,000
Weighted Average Price [Abstract]
Balance, December 31, 2012 (in dollars per share)	$ 5.17
New awards granted (in dollars per share)	$ 7.05
Awards became vested (in dollars per share)	$ 0
Balance, December 31, 2013 (in dollars per share)	$ 6.22	$ 5.17
Shares vested after term (in hundredths)	100.00%
Liability related to awards	258	19
Liability Awards [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	469	42
Equity Awards [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	378	405
Employees' Plan [Member]
Assumption used to determine fair value of options [Abstract]
Expected dividend yield (in hundredths)	3.72%	5.08%	5.11%
Risk-free interest rate (in hundredths)	1.45%	0.80%	1.90%
Expected volatility rate (in hundredths)	25.83%	30.18%	26.64%
Expected lives	5 years	5 years	7 years 6 months
Directors' Plan [Member]
Assumption used to determine fair value of options [Abstract]
Expected dividend yield (in hundredths)			5.11%
Risk-free interest rate (in hundredths)			1.59%
Expected volatility rate (in hundredths)			28.50%
Expected lives			6 years
Directors' Plan [Member] | Restricted Common Shares [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	12	12	2
Weighted Average Price [Abstract]
Shares issued (in shares)			7,000
2010 Directors Stock Option Plan [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 0	$ 0	$ 13